Financial instruments and financial risk management - Statement of financial position (Details) - CAD ($)	Sep. 30, 2019	Dec. 31, 2018
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	$ 14,890,135	$ 17,771,949
Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	15,811,171	18,102,872
Trade receivable
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	102,358	51,164
Trade payables
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	(122,274)	$ (382,087)
Customer deposits
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	(63,540)
Lease liabilities [member]
Disclosure of Financial Assets and Liabilities [line items]
Financial assets and liabilities	$ (837,580)